Goodwill (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Goodwill	$ 0	$ 0
Impairment loss	$ 1,567,485	$ 1,567,485